OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

6.OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31,	December 31,
	2021	2020
Recoverable value-added taxes	$4,197,620	$3,141,867
Others	620,023	190,568
Less: provision for doubtful accounts	(20,621)	(8,903)
	$4,797,022	$3,323,532

For the years ended December 31, 2021, 2020 and 2019, provisions for doubtful accounts of other current assets were $56,341, $nil and $nil, respectively, among which the Company wrote off other current assets of $35,976, $nil and $nil.